Net Loss Per Share (Details) - Schedule of anti-dilutive shares excluded from the calculation of diluted net loss per share - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	80,987,402	44,882,891	78,695,235	37,165,739
Stock-based compensation awards – EI Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares			31,962,921	30,402,801
Stock-based compensation awards – STI Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares			9,526,727	6,490,208
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	22,977,568		22,977,568
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	674,551		674,551
Other warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares			4,544,258	272,730
Convertible notes payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	9,009,210	4,409,167	9,009,210